Income Taxes - Deferred Tax Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Deferred tax assets:
Outside basis difference in partnership	$ 1,173
Net operating loss carryforwards	164
Intangibles	978
Total deferred tax assets	2,315
Valuation allowance	(477)
Deferred tax assets, net of allowance	$ 1,838